Leases - Summary of breakdown of Lease Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets	£ (262.2)	£ (272.9)	£ (331.9)
Impairment charges	(33.5)	(19.3)
Short-term lease expense	(20.2)	(18.0)	(36.7)
Low-value lease expense	(1.9)	(2.3)	(2.3)
Interest expense related to lease liabilities	(95.7)	(90.9)
Continuing operations lease
Disclosure Of Leases [Line Items]
Impairment charges	(33.5)	(12.5)	(125.1)
Short-term lease expense	(20.2)	(18.0)	(36.7)
Low-value lease expense	(1.9)	(2.3)	(2.3)
Variable lease expense	(57.3)	(56.2)	(65.4)
Sublease income	18.6	17.3	25.3
Charge to operating profit	(356.5)	(344.6)	(536.1)
Interest expense related to lease liabilities	(95.7)	(90.9)	(101.0)
Charge to profit before taxation for leases	(452.2)	(435.5)	(637.1)
Land and buildings
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets	(245.3)	(254.7)
Impairment charges	(33.3)	(18.9)
Interest expense related to lease liabilities	(94.2)	(89.7)
Land and buildings | Continuing operations lease
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets	(245.3)	(254.7)	(312.1)
Plant and machinery
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets	(16.9)	(18.2)
Impairment charges	(0.2)	(0.4)
Interest expense related to lease liabilities	(1.5)	(1.2)
Plant and machinery | Continuing operations lease
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets	£ (16.9)	£ (18.2)	£ (19.8)